Significant Accounting Policies - Schedule of Derivative Liabilities at Fair Value on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Derivative liabilities, beginning balance	$ 3,076,918	$ 551,351
Issuance of derivative liabilities - common stock Series B warrants		57,283
Issuance of derivative liabilities - convertible debt warrants	1,942,362	1,268,177
Issuance of derivative liabilities - convertible debt conversion feature		2,349,560
Extinguishment of derivative liabilities - convertible debt conversion feature		(1,175,668)
Change in fair value of derivative liabilities	(191,656)	26,215
Issuance of derivative liabilities - convertible debt embedded conversion feature	3,652,588
Extinguishment of derivative liabilities upon debt modification	(2,420,390)
Extinguishment of derivative liabilities upon conversion of debt	(2,465,820)
Reclassification of warrant derivatives to equity	(3,594,002)
Derivative liabilities, ending balance		$ 3,076,918